Note 8 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2018	December 31, 2019
Noumea Shipping Ltd.	(a)	3,341,000	-
Gregos Shiping Ltd.	(b)	4,150,000	-
Alterwall Business Inc. / Allendale Investments S.A. / Manolis Shipping Ltd. / Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Athens Shipping Ltd. / Oinousses Navigation Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shiping Ltd.	(c)	30,000,000	37,650,000
Diamantis Shipowners Ltd.	(d)	-	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(e)	-	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(f)	-	32,000,000
		37,491,000	85,207,220
Less: Current portion		(5,212,000)	(12,541,840)
Long-term portion		32,279,000	72,665,380
Deferred charges, current portion		125,357	246,520
Deferred charges, long-term portion		237,848	477,595
Debt discount, current portion		216,402	-
Debt discount, long-term portion		324,603	-
Long-term bank loans, current portion net of deferred charges and debt discount		4,870,241	12,295,320
Long-term bank loans, long-term portion net of deferred charges and debt discount		31,716,549	72,187,785

Loan from related party, current
Euroseas Ltd.	(g)	-	5,000,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2020	12,541,840
2021	29,941,840
2022	8,723,540
2023	34,000,000
Total	85,207,220